Stock-Based Compensation (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 20, 2010	May 17, 2007
Stock Based Compensation (Textuals) [Abstract]
Shares reserved for issuance	24,000,000			11,000,000	19,000,000
Shares available for future grants	14,000,000
Maximum number of shares of common stock available for sale under employee stock purchase plan	2,000,000
Maximum annual amount for purchase of common stock per participant under employee stock purchase plan	$ 15,000
Number of shares eligible for employee to purchase per offering period	750
Percentage of purchase price is the lower of closing price of either the first or the last day of the offering period	85.00%
No. of shares purchases by employees	203,000
Average price of shares purchased	$ 27.62
Shares available for purchase under Employee stock purchase plan	413,000
Amortization of stock-based awards	37,000,000	36,000,000	52,000,000
Tax benefit from stock-based compensation expense	14,000,000	13,000,000	19,000,000
Unrecognized stock-based compensation expense	44,000,000
Estimated forfeitures under employee stock-based awards	1,000,000
Unrecognized stock-based compensation expense, Weighted-average period of recognition in years	1 year 10 months
Total intrinsic value of options exercised	23,000,000	69,000,000	55,000,000
Tax benefit realized from stock options exercise	9,000,000	25,000,000	21,000,000
Cash received from stock option exercises	13,000,000	50,000,000	45,000,000
Stock Options Outstanding, Weighted Average Remaining Contractual Life	5 years 1 month
Stock Options Exercisable, Weighted Average Remaining Contractual Life	3 years 11 months
Performance based nonvested restricted stock units as a percent of total nonvested restricted stock units outstanding	32.00%
Minimum [Member]
Stock Based Compensation (Textuals) [Abstract]
Range of vested shares based on extent to which certain financial targets are achieved	0.00%
Maximum [Member]
Stock Based Compensation (Textuals) [Abstract]
Range of vested shares based on extent to which certain financial targets are achieved	200.00%
Discontinued operations [Member]
Stock Based Compensation (Textuals) [Abstract]
Amortization of stock-based awards			18,000,000
Nonvested Restricted Stock Units [Member]
Stock Based Compensation (Textuals) [Abstract]
Unrecognized stock-based compensation expense	40,000,000
Stock options [Member]
Stock Based Compensation (Textuals) [Abstract]
Unrecognized stock-based compensation expense	$ 4,000,000